SIGNIFICANT ACCOUNTING POLICIES (Schedule of discontinued operations including prior periods) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016 [1]	Dec. 31, 2015
Accounting Policies [Abstract]
Costs and expenses	$ 5,192	$ 7,444
Impairment of intangible assets and goodwill		19,555
Gain on disposal of the discontinued operations	(1,750)
Loss before taxes on income	(3,442)	(26,999)
Taxes on income	795
Total net loss on discontinued operations	$ (2,647)	$ (26,999)

[1]	Represent the results of the discontinued operations until their disposal.